Inventories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Inventories
Decrease in inventories recognised in cost of production	$ 10,684	$ 0
Write-downs of inventory recognised	0
CMPL
Inventories
Inventories recognised as part of acquisition	$ 32,893